Balance Sheet Detail (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories:
Raw materials	$ 938	$ 1,279	$ 879
Work-in-process	3,241	2,595	2,170
Finished goods	1,517	1,474	775
Total	$ 5,696	$ 5,348	$ 3,824